Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2022
Discontinued Operations [Abstract]
Disclosure of analysis of financial performance and cash-flows from discontinued operations
a) Financial Performance

(in thousands of euro)	June 30, 2022	June 30, 2021
Revenue and other income
Revenue from collaboration and licensing agreements	—	—
Sales	42	1,015
Total revenue and other income	42	1,015
Operating expenses
Research and development expenses	(11)	(586)
Selling, general and administrative expenses	(104)	(6,678)
Impairment of intangible assets	—	—
Total operating expenses	(115)	(7,264)
Net income (loss) from distribution agreements	—	—
Operating income (loss)	(73)	(6,249)
Financial income	—	—
Financial expenses	—	—
Net financial income (loss)	—	—
Net income (loss) before tax	(73)	(6,249)
Income tax expense	—	—
Net income (loss) from discontinued operations	(73)	(6,249)
b) Cash-Flows

(in thousands of euro)	June 30, 2022	June 30, 2021
Net cash generated from / (used in) operating activities	(5,539)	(4,398)
Net cash generated from / (used in) investing activities	—	—
Net cash generated from / (used in) financing activities	—	—
Net cash flows from discontinued operations	(5,539)	(4,398)